Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Effective income tax rate		23.00%	23.00%	23.00%
Corporate statutory tax rate on 2018 and thereafter	7.50%			7.50%
Income tax on earning		$ 5,315